RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF CONTRACTUAL OBLIGATIONS

The following table shows the Company’s contractual obligations as at December 31, 2021:

(All amounts in table are expressed in thousands of Canadian dollars)

As at December 31, 2021	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade payables and accrued liabilities	480	-	-	480
	480	-	-	480

SCHEDULE OF COMPONENTS OF EQUITY, LOANS AND BORROWINGS, AND OTHER CURRENT LIABILITIES

In the management of capital, the Company includes the components of equity, loans and borrowings, other current liabilities, net of cash.

(All amounts in table are expressed in thousands of Canadian dollars)

	As at December 31,
	2021	2020	2019
Equity	41,203	39,015	39,431
Current liabilities	480	629	608
	41,683	39,644	40,039
Cash	(1,973)	(308)	(1,098)
	39,710	39,336	38,941